Share Purchase Warrants and Stock Options - Schedule of Share Purchase Warrants (Details) - Warrants [Member]	3 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Schedule of Share Purchase Warrants [Line Items]
Number of warrants, Outstanding Balance | shares	166,444
Weighted average exercise price, Outstanding Balance | $ / shares	$ 25.81
Intrinsic value, Outstanding Balance | $
Number of warrants, Granted | shares	12,843
Weighted average exercise price, Granted | $ / shares	$ 7.48
Intrinsic value, Granted | $
Number of warrants, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Intrinsic value, Exercised | $
Number of warrants, Expired/forfeited | shares	(2,400)
Weighted average exercise price, Expired/forfeited | $ / shares	$ 62.5
Intrinsic value, Expired/forfeited | $
Number of warrants, Outstanding Balance | shares	176,887
Weighted average exercise price, Outstanding Balance | $ / shares	$ 23.98
Intrinsic value, Outstanding Balance | $	$ 16,311
Number of warrants, Exercisable | shares	164,044
Weighted average exercise price, Exercisable | $ / shares	$ 25.27
Intrinsic value, Exercisable | $	$ 16,311